Commitments, contingencies and legal proceedings - Contingent commitments (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities | Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	€ 1,107	€ 1,190
Corporate guarantees	453	969
Contingent liabilities | Non-Commercial Guarantees
Guarantees and other contingent commitments
Guarantees issued by financial institutions	450	531
Corporate guarantees	53	54
Other contingent liabilities and financing commitments
Guarantees and other contingent commitments
Other guarantees and financing commitments	11	15
Associates
Guarantees and other contingent commitments
Financing commitments	6	10
Customer Finance Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments	180	303
Venture Fund Commitments | Financing commitments
Guarantees and other contingent commitments
Financing commitments	€ 189	€ 244